Current and deferred tax - Summary of Income Tax expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Expense [Line Items]
Current tax on profits for the year	$ (1,646)	$ (4,904)	$ (1,015)
Increase in deferred tax	11,118	616	132
Total income tax	$ 9,472	$ (4,288)	$ (883)